Stockholders' Deficiency (Details) (USD $)	9 Months Ended		12 Months Ended
	Apr. 30, 2013	Jul. 31, 1996	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2009	Jul. 31, 2008	Jul. 31, 2007	Jul. 31, 2006	Jul. 31, 2005	Jul. 31, 2004	Jul. 31, 2003	Jul. 31, 2002	Jul. 31, 2001	Jul. 31, 2000	Jul. 31, 1999	Jul. 31, 1998	Jul. 31, 1997
Issuance of common stock on conversion of convertible preferred stock				$ 347,760		$ 1,621,703		$ 287,153	$ 25,335,512	$ 1,480,244
Issuance of common stock for cash warrant exercises (in shares)	26,023,461
Issuance of common stock for cashless warrant exercises	2,362,616
Issuance of common stock for cashless warrant exercises (in shares)	29,184,675
Issuance of common stock for stock option exercises	1,056		31,300	577		56,000	391,790	301,932	3,241,756		126,640	111,300	27,500	745,000
Issuance of common stock for stock option exercises (in shares)	1,056,488		(1,299,994)	(576,752)	0
Issuance of common stock for cash		2,393,316													15,000	7,799,039	2,933,133	2,920,593
Common Stock [Member]
Issuance of common stock on conversion of convertible preferred stock	65,338
Issuance of common stock on conversion of convertible preferred stock (in shares)	65,337,495
Issuance of common stock as make whole payments on convertible preferred stock	22,118
Issuance of common stock as make whole payments on convertible preferred stock (in shares)	22,118,091
Issuance of common stock for services	3,074
Issuance of common stock for services (in shares)	3,073,688
Issuance of common stock for cash warrant exercises	26,023
Issuance of common stock for cash warrant exercises (in shares)	26,023,461
Issuance of common stock for cashless warrant exercises	29,185
Issuance of common stock for cashless warrant exercises (in shares)	29,184,675
Issuance of common stock for stock option exercises	1,056
Issuance of common stock for stock option exercises (in shares)	1,056,488
Issuance of options in lieu of deferred salary	0
Issuance of options in lieu of deferred salary (in shares)	0
Amortization of stock options as employee compensation	0
Amortization of stock options as employee compensation (in shares)	0
Issuance of common stock for cash	146,794
Issuance of common stock for cash (in shares)	146,793,898
Additional Paid-In Capital [Member]
Issuance of common stock on conversion of convertible preferred stock	153,662
Issuance of common stock as make whole payments on convertible preferred stock	641,812
Issuance of common stock for services	220,618
Issuance of common stock for cash warrant exercises	754,681
Issuance of common stock for cashless warrant exercises	2,333,431
Issuance of common stock for stock option exercises	0
Issuance of options in lieu of deferred salary	585,551
Amortization of stock options as employee compensation	27,824
Issuance of common stock for cash	4,717,579
Change To Stockholder's Equity [Member]
Issuance of common stock on conversion of convertible preferred stock	219,000
Issuance of common stock as make whole payments on convertible preferred stock	663,930
Issuance of common stock for services	223,692
Issuance of common stock for cash warrant exercises	780,704
Issuance of common stock for cashless warrant exercises	2,362,616
Issuance of common stock for stock option exercises	1,056
Issuance of options in lieu of deferred salary	585,551
Amortization of stock options as employee compensation	27,824
Issuance of common stock for cash	$ 4,864,373